Restructuring Charges - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Charges.
Restructuring Charges	$ 2	$ 14	$ 206	$ 12
Impairment of operating lease ROU assets		$ 1	$ 20